FINANCIAL INSTRUMENTS (Schedule of Categories for financial assets and liabilities) (Details) - USD ($) $ in Thousands	Feb. 28, 2017	Feb. 29, 2016
FINANCIAL INSTRUMENTS
Assets held at fair value	$ 4,073	$ 4,277
Loans and receivables	12,071	19,110
Other financial liabilities	41,201	44,434
Liabilities held at fair value	$ 1,090	$ 120